Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0002014254
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-42475
Entity Registrant Name	FST Corp.
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31